Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Tables
Intangible assets
	December 31, 2014	December 31, 2013
Technology license	$413,398	$92,112
Less: accumulated amortization	(55,858)	(42,773)
Intangibles, net	$357,540	$49,339